UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:   6/30/09
                         --------------------

Date of reporting period:  6/30/09
                          -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                   JUNE 30, 2009

Annual Report

TOUCHSTONE TAX-FREE TRUST

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund


[LOGO] TOUCHSTONE(R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                        Page
--------------------------------------------------------------------------------
Letter from the President                                                  3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)                  4-5
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)              6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                     7-8
--------------------------------------------------------------------------------
Statements of Operations                                                   9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                    10-11
--------------------------------------------------------------------------------
Financial Highlights                                                   12-15
--------------------------------------------------------------------------------
Notes to Financial Statements                                          16-24
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Florida Tax-Free Money Market Fund                               25-26
--------------------------------------------------------------------------------
      Ohio Tax-Free Bond Fund                                          27-28
--------------------------------------------------------------------------------
      Ohio Tax-Free Money Market Fund                                  29-32
--------------------------------------------------------------------------------
      Tax-Free Money Market Fund                                       33-35
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                        36
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                         37
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                   38
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                39-40
--------------------------------------------------------------------------------
Management of the Trust (Unaudited)                                    41-43
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                                       2

--------------------------------------------------------------------------------
Letter from the President
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2009.

The economy showed some signs of modest recovery towards the end of the fiscal year; however the outlook remains somewhat challenged. The municipal market improved and remains one of the better performing fixed income sectors. After the unusual circumstances of the last year that saw municipal yields trade at levels that exceeded Treasuries across the yield curve, recent market performance has moved yields to a more traditional relationship with municipals yielding less than Treasury securities in all but the 3-year maturity range.

Touchstone's tax-free money market funds continue to be appealing to those investors seeking current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal and Ohio personal income taxes consistent with the protection of capital. It invests primarily in high-quality long-term municipal bonds and is managed seeking the appropriate alignment of risk and return in an attempt to provide the most favorable opportunity to maximize risk-adjusted performance.

We continue to believe that diversification is the key to balancing risk and return. As always, we recommend that you work with your financial professional to utilize a sound asset allocation strategy that invests in a combination of stock, bond, and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,


/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)
--------------------------------------------------------------------------------

MARKET REVIEW

Economic and credit conditions during the fiscal year period that ended June 30, 2009, can only be described as unprecedented. Difficulties in the housing market and, more specifically, with subprime mortgages, spilled over into the broader economy causing one of the worst recessions since the Great Depression. Economic conditions deteriorated quickly at the outset of the fiscal year resulting in rising unemployment, declining consumer demand and significantly lower home values. The subprime crisis engulfed the credit markets, caused significant losses, forced two giant mortgage lenders into government receivership, as well as numerous other calamities, creating a full blown credit crisis. The government intervened with various programs aimed at stabilizing the credit markets, while the Federal Reserve acted aggressively to cut interest rates, ultimately lowering the Fed funds rate 1.75% to 0.25% by the end of the fiscal year period. Turmoil in the credit markets caused volatile bond trading, which initially sent Treasury yields substantially lower in the first half of the fiscal year as a flight to quality ensued. However, as investor appetite for risk improved, Treasury yields rose and the 10-year Treasury note closed at 3.52% on June 30, 2009, down 0.45% from the previous fiscal year-end. The Fed has indicated that rates are likely to remain low for an extended period of time to help the markets and the economy recover. Based on this indication, we would expect the Fed to keep the Fed funds rate at its current level of 0.25% for the remainder of 2009 and into 2010.

The municipal market faced an extremely challenging year as well. Problems in the subprime mortgage market spread to the municipal sector as many municipal bond insurers had significant exposure to subprime debt. Mounting losses from subprime exposure caused many bond insurers to lose their coveted AAA ratings. This caused a severe sell-off in the municipal market as investors indiscriminately sold insured municipal bonds without regard for the strong underlying credit quality of the municipal issuer. At the midpoint of the fiscal year, municipal bonds had underperformed dramatically, with high-quality bonds trading at yields in excess of comparable-maturity Treasury issues, across the yield curve. As 2009 began, investors began to show an appetite for municipal bonds which were trading at extremely attractive levels on a relative value basis, and thus far in 2009, the municipal sector has been one of the better performing sectors within the bond market.

Going forward, the municipal market continues to face some challenges. State and local budgets across the country are being stressed as declining tax receipts have had a negative impact on revenues which is likely to cause credit quality to deteriorate. In addition, the market does not offer the obvious relative value currently, that it did earlier this year. Nevertheless, we believe that the market continues to offer attractive opportunities to investors in higher tax brackets. The difficulties relative to the overall municipal market apply to the Ohio municipal market as well. The economy is dominated by manufacturing and, in particular, automobile manufacturing. This will create a drag on State finances that we believe will put additional emphasis on credit quality; something we have always emphasized.

TOUCHSTONE OHIO TAX-FREE BOND FUND

The total return of the Touchstone Ohio Tax-Free Bond Fund was 4.84% for the year ending June 30, 2009. The total return of the Barclays Capital Municipal Bond Index was 3.77% for the same period. During the past year, the Fund's emphasis on buying bonds with good underlying credit quality, along with the Fund's higher average coupon and shorter duration, helped it to weather the sharp downturns in the market which ultimately contributed to its outperformance. This strategy proved to be particularly beneficial given that municipal bond insurance has lost its luster as a credit enhancement tool.

The Fund's portfolio continues to maintain a high credit profile and, as of June 30, 2009, the weighted average rating of the portfolio was Aa/AA by Moody's and Standard & Poor's, respectively. Our primary strategy in managing the Fund remains unchanged; we will continue to buy high-quality, Ohio municipal bonds that we believe offer the best combination of tax-free income and total return. This typically leads us to higher coupon issues in the 20-year maturity range; a strategy which has served the Fund well.

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Continued)
--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE OHIO TAX-FREE BOND FUND - CLASS A* AND THE
                      BARCLAYS CAPITAL MUNICIPAL BOND INDEX

                                  [LINE CHART]

                 OHIO BOND (FKA INSURED) -                 Braclay's Capital
                         Class A                         MUNICIPAL Bond INDEX:
                 -------------------------               ---------------------
06/30/99                   9,525                                10,000
09/30/99                   9,439                                 9,960
12/31/99                   9,365                                 9,883
03/31/00                   9,670                                10,172
06/30/00                   9,775                                10,325
09/30/00                   9,964                                10,575
12/31/01                  10,451                                11,038
03/31/01                  10,615                                11,283
06/30/01                  10,643                                11,356
09/30/01                  10,862                                11,675
12/31/01                  10,773                                11,604
03/31/02                  10,837                                11,713
06/30/02                  11,191                                12,142
09/30/02                  11,793                                12,718
12/31/02                  11,750                                12,718
03/31/03                  11,855                                12,871
06/30/03                  12,134                                13,203
09/30/03                  12,104                                13,214
12/31/03                  12,296                                13,395
03/31/04                  12,489                                13,626
06/30/04                  12,138                                13,303
09/30/04                  12,621                                13,821
12/31/04                  12,768                                13,994
03/31/05                  12,679                                13,989
06/30/05                  13,069                                14,399
09/30/05                  13,011                                14,381
12/31/05                  13,087                                14,486
03/31/06                  13,067                                14,522
06/30/06                  13,036                                14,526
09/30/06                  13,508                                15,021
12/31/06                  13,620                                15,188
03/31/07                  13,714                                15,311
06/30/07                  13,582                                15,209
09/30/07                  13,835                                15,486
12/31/07                  14,030                                15,698
03/31/08                  13,871                                15,602
06/30/08                  13,970                                15,700
09/30/08                  13,503                                15,196
12/31/08                  13,850                                15,309
03/31/09                  14,393                                15,955
06/30/09                  14,646                                16,291

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                             OHIO TAX-FREE BOND FUND
                         AVERAGE ANNUAL TOTAL RETURNS**

                            1 Year            5 Years          10 Years
Class A                     (0.18%)            2.83%            3.89%
Class C                      4.08%             3.05%            3.63%
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**    Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2009
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                     94.5
FW1*                                                                        5.5
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            67.6
Fixed Rate Revenue & General
   Obligation Bonds                                                        33.6
Other Assets/Liabilities (net)                                             (1.2)
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                     81.8
FW1*                                                                       18.2
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            69.7
Fixed Rate Revenue & General
   Obligation Bonds                                                        29.6
Other Assets/Liabilities (net)                                              0.7
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
AAA / Aaa                                                                  18.0
AA / Aa                                                                    48.7
A/A                                                                        24.2
BBB/Baa                                                                     5.7
NR                                                                          3.4
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue & General
   Obligation Bonds                                                        98.7
Floating & Variable Rate
   Demand Notes                                                             0.9
Other Assets/Liabilities (net)                                              0.4
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / MIG1/SP1-+                                                     87.9
FW1*                                                                       12.1
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            65.4
Fixed Rate Revenue & General
   Obligation Bonds                                                        34.5
Other Assets/Liabilities (net)                                              0.1
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 2009
--------------------------------------------------------------------------------

                                                                      FLORIDA            OHIO            OHIO           TAX-FREE
                                                                     TAX-FREE          TAX-FREE        TAX-FREE           MONEY
                                                                   MONEY MARKET          BOND        MONEY MARKET        MARKET
                                                                       FUND              FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost or at original cost for Ohio
    Tax-Free Bond Fund                                             $  22,558,739    $  56,310,877    $ 354,396,210    $  63,267,666
-----------------------------------------------------------------------------------------------------------------------------------
  At market value                                                  $  22,558,739    $  57,660,572    $ 354,396,210    $  63,267,666
Cash                                                                      11,639            4,757           15,090           64,701
Interest receivable                                                      122,068          366,642        1,595,880          291,939
Receivable for capital shares sold                                            --           57,582               --               --
Receivable for investment securities sold                                     --               --        2,565,000               --
Other assets                                                               2,693            4,149            7,599            5,890
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                          22,695,139       58,093,702      358,579,779       63,630,196
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                            534           66,509           59,910               23
Payable for capital shares redeemed                                           --           16,576               --               --
Payable for securities purchased                                         352,334               --        1,420,000          205,312
Payable to Advisor                                                        10,228           23,781          133,590           26,490
Payable to other affiliates                                                  783            7,911           19,226           20,196
Payable to Trustees                                                        3,976            2,579            3,929            3,995
Other accrued expenses and liabilities                                    29,602           57,940           95,821           54,396
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        397,457          175,296        1,732,476          310,412
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $  22,297,682    $  57,918,406    $ 356,847,303    $  63,319,784
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  22,303,506    $  56,813,383    $ 356,847,352    $  63,320,456
Accumulated net realized losses on investments                            (5,824)        (244,672)             (49)            (672)
Net unrealized appreciation on investments                                    --        1,349,695               --               --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $  22,297,682    $  57,918,406    $ 356,847,303    $  63,319,784
===================================================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares                             $          --    $          --    $ 131,901,485    $          --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                       --               --      131,882,630               --
===================================================================================================================================
Net asset value, offering price and redemption
  price per share                                                  $          --    $          --    $        1.00    $          --
===================================================================================================================================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares                      $          --    $          --    $ 224,945,818    $          --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                       --               --      224,951,733               --
===================================================================================================================================
Net asset value, offering price and redemption
  price per share                                                  $          --    $          --    $        1.00    $          --
===================================================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                            $  22,297,682    $  51,862,468    $          --    $  22,417,876
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)               22,303,493        4,621,763               --       22,428,318
===================================================================================================================================
Net asset value and redemption price per share                     $        1.00    $       11.22    $          --    $        1.00
===================================================================================================================================
Maximum offering price per share                                   $          --    $       11.78    $          --    $          --
===================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                      FLORIDA            OHIO            OHIO           TAX-FREE
                                                                     TAX-FREE          TAX-FREE        TAX-FREE           MONEY
                                                                   MONEY MARKET          BOND        MONEY MARKET        MARKET
                                                                       FUND              FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                            $          --    $   6,055,938    $          --    $          --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                       --          539,165               --               --
===================================================================================================================================
Net asset value, offering price and redemption
  price per share*                                                 $          --    $       11.23    $          --    $          --
===================================================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                            $          --    $          --    $          --    $  40,901,908
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                       --               --               --       40,902,291
===================================================================================================================================
Net asset value, offering price and redemption
  price per share                                                  $          --    $          --    $          --    $        1.00
===================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended June 30, 2009
--------------------------------------------------------------------------------

                                                                      FLORIDA            OHIO            OHIO           TAX-FREE
                                                                     TAX-FREE          TAX-FREE        TAX-FREE           MONEY
                                                                   MONEY MARKET          BOND        MONEY MARKET        MARKET
                                                                       FUND              FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest Income                                                    $     457,106    $   2,656,368    $   7,439,860    $   1,166,810
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                 147,180          279,967        1,790,753          314,382
Administration fees                                                       58,843          111,988          835,582          125,671
Distribution expenses, Retail class                                           --               --          319,812               --
Distribution expenses, Class A                                            73,576          126,015               --           53,918
Distribution expenses, Class C                                                --           55,873               --               --
Distribution expenses, Class S                                                --               --               --          247,855
Money market insurance                                                     9,598               --          128,877           18,063
Professional fees                                                         24,763           25,365           54,480           27,346
Transfer Agent fees, Retail class                                             --               --           47,423               --
Transfer Agent fees, Institutional class                                      --               --              276               --
Transfer Agent fees, Class A                                               1,045           26,271               --           11,616
Transfer Agent fees, Class C                                                  --            3,987               --               --
Transfer Agent fees, Class S                                                  --               --               --           37,771
Postage and supplies                                                       2,785           22,985           33,023           12,172
Pricing expenses                                                           5,102            7,242           19,556            6,186
Reports to shareholders                                                    4,913           11,934            8,474            8,478
Trustees' fees and expenses                                                8,569            4,670            8,508            8,597
Custodian fees                                                             1,162            3,825           19,439            3,605
Registration fees, Retail class                                               --               --            2,554               --
Registration fees, Class A                                                 2,778            3,933               --            8,161
Registration fees, Class C                                                    --            2,937               --               --
Registration fees, Class S                                                    --               --               --            3,909
Compliance fees and expenses                                               2,027            1,945            3,899            2,027
Other expenses                                                               374              800            4,333            1,901
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           342,715          689,737        3,276,989          891,658
Administration fees waived by the Advisor                                (58,843)        (111,988)        (737,427)        (125,671)
Other operating expenses reimbursed by the Advisor                       (55,418)         (81,603)              --          (90,147)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                             228,454          496,146        2,539,562          675,840
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    228,652        2,160,222        4,900,298          490,970
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                        --           27,470              (49)              --
Net change in unrealized appreciation/depreciation
  on investments                                                              --          400,652               --               --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                                                              --          428,122              (49)              --
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     228,652    $   2,588,344    $   4,900,249    $     490,970
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               FLORIDA                            OHIO
                                                                              TAX-FREE                          TAX-FREE
                                                                            MONEY MARKET                          BOND
                                                                                FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR             YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED            ENDED
                                                                      JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                                        2009             2008             2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $     228,652    $     610,218    $   2,160,222    $   2,295,281
Net realized gains (losses) from security transactions                        --             (246)          27,470         (272,142)
Net change in unrealized appreciation/depreciation
  on investments                                                              --               --          400,652         (379,461)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               228,652          609,972        2,588,344        1,643,678
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     (228,652)        (610,218)      (1,981,807)      (2,133,730)
From net investment income, Class C                                           --               --         (178,415)        (161,551)
From net realized gains, Class A                                              --               --               --         (567,571)
From net realized gains, Class C                                              --               --               --          (50,588)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               (228,652)        (610,218)      (2,160,222)      (2,913,440)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                             49,210,197       44,245,136        5,013,732        1,456,249
Reinvested distributions                                                   7,529           30,515        1,260,876        1,818,136
Payments for shares redeemed                                         (45,836,585)     (51,119,979)      (6,247,579)      (6,837,768)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                                   3,381,141       (6,844,328)          27,029       (3,563,383)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                     --               --        1,628,668          887,465
Reinvested distributions                                                      --               --          128,173          164,399
Payments for shares redeemed                                                  --               --       (1,097,878)        (746,794)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                    --               --          658,963          305,070
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                3,381,141       (6,844,574)       1,114,114       (4,528,075)

NET ASSETS
Beginning of year                                                     18,916,541       25,761,115       56,804,292       61,332,367
-----------------------------------------------------------------------------------------------------------------------------------
End of year                                                        $  22,297,682    $  18,916,541    $  57,918,406    $  56,804,292
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                  $          --    $          --    $          --    $          --
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                OHIO
                                                                              TAX-FREE                          TAX-FREE
                                                                            MONEY MARKET                      MONEY MARKET
                                                                                FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR             YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED            ENDED
                                                                      JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                                        2009             2008             2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $   4,900,298    $   8,550,912    $     490,970    $   1,468,812
Net realized gains (losses) from security transactions                       (49)         130,470               --             (672)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             4,900,249        8,681,382          490,970        1,468,140
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail                                    (1,274,560)      (2,759,518)              --               --
From net investment income, Institutional                             (3,625,738)      (5,791,394)              --               --
From net investment income, Class A                                           --               --         (203,998)        (465,507)
From net investment income, Class S                                           --               --         (287,211)      (1,003,305)
From net realized gains, Retail                                          (32,302)          (4,892)              --               --
From net realized gains, Institutional                                   (84,341)          (9,723)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (5,016,941)      (8,565,527)        (491,209)      (1,468,812)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                                            201,151,386      251,754,217               --               --
Reinvested distributions                                               1,305,039        2,749,113               --               --
Payments for shares redeemed                                        (204,259,148)    (225,955,439)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM RETAIL
  SHARE TRANSACTIONS                                                  (1,802,723)      28,547,891               --               --
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                                            486,100,048      453,352,308               --               --
Reinvested distributions                                                 101,563          260,223               --               --
Payments for shares redeemed                                        (523,424,302)    (361,142,637)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  INSTITUTIONAL SHARE TRANSACTIONS                                   (37,222,691)      92,469,894               --               --
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                                                     --               --        9,684,704       14,328,428
Reinvested distributions                                                      --               --          201,122          456,924
Payments for shares redeemed                                                  --               --       (8,577,315)     (10,266,105)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                    --               --        1,308,511        4,519,247
-----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                     --               --      104,762,447      149,100,506
Reinvested distributions                                                      --               --          287,212          997,151
Payments for shares redeemed                                                  --               --      (95,168,248)    (202,001,440)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS S
  SHARE TRANSACTIONS                                                          --               --        9,881,411      (51,903,783)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (39,142,106)     121,133,640       11,189,683      (47,385,208)

NET ASSETS
Beginning of year                                                    395,989,409      274,855,769       52,130,101       99,515,309
-----------------------------------------------------------------------------------------------------------------------------------
End of year                                                        $ 356,847,303    $ 395,989,409    $  63,319,784    $  52,130,101
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                  $          --    $          --    $          --    $         239
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            2009             2008            2007           2006          2005
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.008            0.023           0.029           0.023         0.011
  Net realized gains (losses) on investments                0.000(A)        (0.000)(A)       0.000(A)           --        (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.008            0.023           0.029           0.023         0.011
--------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                       (0.008)          (0.023)         (0.029)         (0.023)       (0.011)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
================================================================================================================================
Total return                                                 0.81%            2.29%           2.92%           2.28%         1.09%
================================================================================================================================
Net assets at end of year (000's)                       $  22,298        $  18,917       $  25,761       $  27,424     $  28,144
================================================================================================================================
Ratio of net expenses to average net assets                  0.78%(B)         0.75%           0.75%           0.75%         0.75%
Ratio of gross expenses to average net assets                1.17%            0.75%           0.75%           0.75%         0.75%
Ratio of net investment income to average net assets         0.78%            2.37%           2.88%           2.23%         1.08%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.74%. See Footnote 8 in notes to financial statements.

OHIO TAX-FREE BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
                                                             ----------------------------------------------------------------------
                                                                2009           2008            2007          2006          2005
Net asset value at beginning of year                         $    11.13     $    11.37     $    11.45     $    12.10     $    11.68
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.43           0.44           0.45           0.46           0.45
  Net realized and unrealized gains (losses) on investments        0.09          (0.12)          0.03          (0.49)          0.43
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.52           0.32           0.48          (0.03)          0.88
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.43)         (0.44)         (0.45)         (0.46)         (0.45)
  Distributions from net realized gains                              --          (0.12)         (0.11)         (0.16)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.43)         (0.56)         (0.56)         (0.62)         (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                               $    11.22     $    11.13     $    11.37     $    11.45     $    12.10
===================================================================================================================================
Total return (A)                                                   4.84%          2.85%          4.19%         (0.25%)         7.66%
===================================================================================================================================
Net assets at end of year (000's)                            $   51,862     $   51,440     $   56,163     $   64,266     $   74,604
===================================================================================================================================
Ratio of net expenses to average net assets                        0.81%          0.75%          0.75%          0.75%          0.75%
Ratio of net investment income to average net assets               3.93%          3.92%          3.87%          3.87%          3.74%
Portfolio turnover rate                                               2%            17%            28%            24%            30%

(A)   Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE BOND FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
                                                             ----------------------------------------------------------------------
                                                                2009           2008            2007          2006          2005
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                         $    11.14     $    11.39     $    11.46     $    12.11     $    11.69
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.35           0.36           0.36           0.37           0.36
  Net realized and unrealized gains (losses) on investments        0.09          (0.13)          0.04          (0.49)          0.43
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.44           0.23           0.40          (0.12)          0.79
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.35)         (0.36)         (0.36)         (0.37)         (0.36)
  Distributions from net realized gains                              --          (0.12)         (0.11)         (0.16)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.35)         (0.48)         (0.47)         (0.53)         (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                               $    11.23     $    11.14     $    11.39     $    11.46     $    12.11
===================================================================================================================================
Total return (A)                                                   4.08%          2.00%          3.50%         (1.00%)         6.86%
===================================================================================================================================
Net assets at end of year (000's)                            $    6,056     $    5,364     $    5,169     $    6,728     $    9,400
===================================================================================================================================
Ratio of net expenses to average net assets                        1.55%          1.50%          1.50%          1.50%          1.50%
Ratio of net investment income to average net assets               3.19%          3.17%          3.12%          3.12%          2.99%
Portfolio turnover rate                                               2%            17%            28%            24%            30%

(A)   Total returns shown exclude the effect of applicable sales loads.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            2009             2008            2007           2006          2005
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.010            0.024           0.029           0.023         0.011
   Net realized gains on investments                        0.000(A)         0.000(A)        0.000(A)           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.010            0.024           0.029           0.023         0.011
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                    (0.010)          (0.024)         (0.029)         (0.023)       (0.011)
   Distributions from net realized gains                   (0.000)(A)       (0.000)(A)      (0.000)(A)          --        (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.010)          (0.024)         (0.029)         (0.023)       (0.011)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
================================================================================================================================
Total return                                                 1.01%            2.43%           2.96%           2.31%         1.13%
================================================================================================================================
Net assets at end of year (000's)                       $ 131,901        $ 133,736       $ 105,148       $  92,082     $  99,127
================================================================================================================================
Ratio of net expenses to average net assets                  0.78%(B)         0.75%           0.75%           0.75%         0.75%
Ratio of net investment income to average net assets         0.99%            2.35%           2.92%           2.26%         1.05%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.75%. See Footnote 8 in notes to financial statements.

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            2009             2008            2007           2006          2005
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.012            0.027           0.032           0.025         0.014
   Net realized gains on investments                        0.000(A)         0.000(A)        0.000(A)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.012            0.027           0.032           0.025         0.014
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                    (0.012)          (0.027)         (0.032)         (0.025)       (0.014)
   Distributions from net realized gains                   (0.000)(A)       (0.000)(A)      (0.000)(A)          --        (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.012)          (0.027)         (0.032)         (0.025)       (0.014)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $   1.000        $   1.000       $   1.000       $   1.000     $   1.000
================================================================================================================================
Total return                                                 1.26%            2.68%           3.21%           2.57%         1.39%
================================================================================================================================
Net assets at end of year (000's)                       $ 224,946        $ 262,253       $ 169,708       $ 183,107     $ 192,346
================================================================================================================================
Ratio of net expenses to average net assets                  0.53%(B)         0.50%           0.50%           0.50%         0.50%
Ratio of net investment income to average net assets         1.25%            2.58%           3.17%           2.50%         1.41%

(A)   Amount rounds to less than $0.001.

      (B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50%.See Footnote 8 in notes to financial statements.

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                        --------------------------------------------------------------------------
                                                            2009              2008            2007           2006          2005
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $     1.000      $     1.000     $     1.000     $     1.000   $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      0.010            0.024           0.028           0.023         0.011
   Net realized gains (losses) on investments                 0.000(A)        (0.000)(A)       0.000(A)           --            --
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.010            0.024           0.028           0.023         0.011
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                         (0.010)          (0.024)         (0.028)         (0.023)       (0.011)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $     1.000      $     1.000     $     1.000     $     1.000   $     1.000
==================================================================================================================================
Total return                                                   0.96%            2.39%           2.88%           2.28%         1.14%
==================================================================================================================================
Net assets at end of year (000's)                       $    22,418      $    21,109     $    16,590     $    16,279   $    19,250
==================================================================================================================================
Ratio of net expenses to average net assets                    0.92%(B)         0.89%           0.89%           0.89%         0.89%
Ratio of net investment income to average net assets           0.94%            2.35%           2.85%           2.23%         1.13%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.89%. See Footnote 8 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                        --------------------------------------------------------------------------
                                                            2009              2008            2007           2006          2005
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $     1.000      $     1.000     $     1.000     $     1.000   $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      0.007            0.021           0.026           0.020         0.009
   Net realized gains (losses) on investments                 0.000(A)        (0.000)(A)       0.000(A)           --            --
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              0.007            0.021           0.026           0.020         0.009
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                         (0.007)          (0.021)         (0.026)         (0.020)       (0.009)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $     1.000      $     1.000     $     1.000     $     1.000   $     1.000
==================================================================================================================================
Total return                                                   0.73%            2.12%           2.61%           2.01%         0.87%
==================================================================================================================================
Net assets at end of year (000's)                       $    40,902      $    31,021     $    82,925     $    32,658   $    13,075
==================================================================================================================================
Ratio of net expenses to average net assets                    1.16%(B)         1.15%           1.15%           1.15%         1.15%
Ratio of gross expenses to average net assets                  1.54%            1.15%           1.15%           1.15%         1.15%
Ratio of net investment income to average net assets           0.69%            2.23%           2.58%           2.10%         0.86%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 1.13%. See Footnote 8 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 2009
--------------------------------------------------------------------------------

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Retail class shares, Institutional class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Florida Tax-Free Money Market Fund offers one class of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares).

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith by the Advisor consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Funds have adopted the Financial Accounting Standards Board's (FASB) Statement on Financial Accounting Standards (SFAS) No. 157,"Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the year ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENTS -- In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2009 and 2008 was as follows:

                                       FLORIDA
                                    TAX-FREE MONEY           OHIO TAX-FREE
                                      MARKET FUND              BOND FUND
--------------------------------------------------------------------------------
                                  2009         2008        2009         2008
--------------------------------------------------------------------------------
From tax exempt income        $  228,652   $  610,218   $2,160,222   $2,295,281
From ordinary income                  --           --           --       22,120
From long-term capital gains          --           --           --      596,039
--------------------------------------------------------------------------------
                              $  228,652   $  610,218   $2,160,222   $2,913,440
--------------------------------------------------------------------------------

                                   OHIO TAX-FREE                TAX-FREE
                                    MONEY MARKET              MONEY MARKET
                                        FUND                     FUND
--------------------------------------------------------------------------------
                                  2009         2008        2009         2008
--------------------------------------------------------------------------------
From tax exempt income        $4,900,298   $8,550,912   $  491,209   $1,468,812
From ordinary income              23,216        3,188           --           --
From long-term capital gains      93,427       11,427           --           --
--------------------------------------------------------------------------------
                              $5,016,941   $8,565,527   $  491,209   $1,468,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                    FLORIDA
                                                TAX-FREE MONEY     OHIO TAX-FREE
                                                  MARKET FUND        BOND FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments                $ 22,558,739      $ 56,310,877
================================================================================
Gross unrealized appreciation                    $         --      $  2,159,175
Gross unrealized depreciation                              --          (809,480)
--------------------------------------------------------------------------------
Net unrealized appreciation                                --         1,349,695
Capital loss carryforward                              (5,824)         (244,672)
Undistributed tax exempt income                           534            37,168
Other temporary differences                              (534)          (37,168)
--------------------------------------------------------------------------------
     Accumulated earnings (deficit)              $     (5,824)     $  1,105,023
================================================================================

                                               OHIO TAX-FREE         TAX-FREE
                                                MONEY MARKET       MONEY MARKET
                                                    FUND               FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $ 354,396,210      $  63,267,666
================================================================================
Capital loss carryforward                      $          --      $        (672)
Post-October loss                                        (49)                --
Undistributed tax exempt income                       59,910                 23
Other temporary differences                          (59,910)               (23)
--------------------------------------------------------------------------------
     Accumulated deficit                       $         (49)     $        (672)
================================================================================


The capital loss carryforward as of June 30, 2009 in the table above expires as follows:

FUND                                              AMOUNT        EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund             $       5,375     June 30, 2013
                                                         198     June 30, 2014
                                                         251     June 30, 2017
--------------------------------------------------------------------------------
                                               $       5,824
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                        $     192,709     June 30, 2016
                                                      51,963     June 30, 2017
--------------------------------------------------------------------------------
                                               $     244,672
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                     $         672     June 30, 2017
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded in the current year. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2006 through 2009) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2009:

                                                                   OHIO TAX-FREE
                                                                     BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities                                 $ 3,624,289
Proceeds from sales and maturities of investment securities        $ 1,274,386
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through October 31, 2009:

                                            CLASS R   CLASS I   CLASS A   CLASS C   CLASS S
-------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund             --        --      0.75%       --        --
Ohio Tax-Free Bond Fund (A)                    --        --      0.85%     1.60%       --
Ohio Tax-Free Money Market Fund              0.75%     0.50%       --        --        --
Tax-Free Money Market Fund                     --        --      0.89%       --      1.15%

(A) Effective November 1, 2008, the Fund increased its expense limits from 0.75% and 1.50% for Class A and Class C, respectively.

For the year ended June 30, 2009, the Advisor waived administration fees and/or reimbursed expenses as follows:
                                                                 OTHER OPERATING
                                                ADMINISTRATION      EXPENSES
                                                  FEES WAIVED      REIMBURSED
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund                $   58,843       $   55,418
Ohio Tax-Free Bond Fund                           $  111,988       $   81,603
Ohio Tax-Free Money Market Fund                   $  737,427       $       --
Tax-Free Money Market Fund                        $  125,671       $   90,147

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the year ended June 30, 2009, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                       AMOUNT
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                                               $   1,256
Ohio Tax-Free Money Market Fund                                       $  19,276
Tax-Free Money Market Fund                                            $  37,722

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $6,820 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2009. In addition, the Underwriter collected $3,868 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

                                                           OHIO TAX-FREE
                                                             BOND FUND
--------------------------------------------------------------------------------
                                                        YEAR            YEAR
                                                        ENDED           ENDED
                                                      JUNE 30,        JUNE 30,
                                                        2009            2008
--------------------------------------------------------------------------------
CLASS A
Shares sold                                            448,987          128,208
Shares reinvested                                      114,347          160,419
Shares redeemed                                       (565,184)        (602,647)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                      (1,850)        (314,020)
Shares outstanding, beginning of year                4,623,613        4,937,633
--------------------------------------------------------------------------------
Shares outstanding, end of year                      4,621,763        4,623,613
================================================================================

CLASS C
Shares sold                                            145,439           78,817
Shares reinvested                                       11,628           14,496
Shares redeemed                                        (99,544)         (65,703)
--------------------------------------------------------------------------------
Net increase in shares outstanding                      57,523           27,610
Shares outstanding, beginning of year                  481,642          454,032
--------------------------------------------------------------------------------
Shares outstanding, end of year                        539,165          481,642
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Florida Tax-Free Money Market Fund, Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund's participation in the Treasury Department Temporary Guarantee Program (Program), the initial term of which extended through December 18, 2008. The Funds will continue to participate in the Program through the Program's extension date of September 18, 2009 (Extension Period). In the event that a Fund's NAV should drop below $0.995 (the "Guarantee Event") and the Fund elects to liquidate, the Program provides coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 are not guaranteed. If the number of Fund shares held in the account fluctuates during the period covered by the Program, shareholders are covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program is borne by the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although only shareholder balances as of September 19, 2008 are covered by the Program.

9. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 26, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Florida Tax-Free Money Market Fund - June 30, 2009
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 33.6%
$   500,000   FL Hurricane Catastrophe Fd Fin Corp Rev                                  5.000        07/01/09   $    500,000
    350,000   FL St Dept Environmental Protection Preservation Rev (FL Forever)         5.000        07/01/09        350,000
    300,000   Gilbert AZ LTGO                                                           4.000        07/01/09        300,000
    100,000   Hillsborough Co FL Sch Brd COP Prerefunded @ 101                          5.800        07/01/09        101,000
    100,000   Orange Co FL Hlth Facs Auth Rev Mtg (South Cent Nursing)
                 Ser A Prerefunded @ 101                                                5.400        07/01/09        101,000
    620,000   Orlando FL Util Commn Sys Rev                                             5.250        07/01/09        620,001
    400,000   Orlando FL Utils Commn Sys Rev                                            4.000        07/01/09        400,000
    370,000   Columbiana OH Elec Sys Impt GO BANS                                       2.650        07/09/09        370,020
    100,000   CA Edl Facs Auth Rev (Pepperdine Univ) Ser A
                 Prerefunded @ 100                                                      5.500        08/01/09        100,377
    175,000   Palm Beach Co FL Sch Brd COP Ser A                                        3.750        08/01/09        175,252
    300,000   Columbiana OH Var Purp UTGO BANS                                          2.850        09/15/09        300,184
    495,000   Dade Co FL UTGO Ser DD                                                    7.700        10/01/09        501,969
    200,000   JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 18                       5.000        10/01/09        201,957
    100,000   JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 18                       5.000        10/01/09        101,000
    200,000   Orlando FL Utils Commn Wtr & Elec Rev                                     6.000        10/01/09        202,122
    100,000   Orlando FL Wst Wtr Sys Rev Ser A                                          3.125        10/01/09        100,500
    515,000   St Petersburg FL Excise Tax Rev                                           5.000        10/01/09        517,881
    100,000   Tallahassee FL Cons Util Sys Rev                                          3.000        10/01/09        100,174
    100,000   Tampa FL Wtr & Swr Rev                                                    5.500        10/01/09        101,072
    100,000   WA St Hlthcare Facs Auth Rev (Sisters of Providence) ETM                  6.375        10/01/09        101,338
    200,000   Chappaqua NY Cent SD UTGO                                                 2.750        10/15/09        200,976
    200,000   Escambia Co FL Hlth Facs Rev (Ascension Hlth Credit)
                 Ser A-1 Prerefunded @ 101                                              5.750        11/15/09        205,183
    300,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09        301,125
    300,000   Niles OH UTGO BANS                                                        3.500        11/19/09        300,682
    100,000   FT Collins CO Wtr UTGO                                                    2.750        12/01/09        100,725
    100,000   NV St Hwy Impt Rev Motor Vehicle Fuel Tax                                 5.000        12/01/09        101,662
    300,000   Carmel Clay IN Schs UTGO TAWS                                             2.750        12/31/09        302,617
    250,000   Columbus IN Multi-High Sch Bldg Corp BANS                                 2.500        12/31/09        250,000
    135,000   Broward Co FL Parks & Land Preservation UTGO                              3.000        01/01/10        136,217
    100,000   Cleveland OH Wtr Rev Ser T                                                3.000        01/01/10        101,025
    100,000   Pinellas Co FL Cap Impt Rev                                               4.750        01/01/10        101,871
    145,000   OK Dev Fin Auth Rev (Continuing Care Retirement B)
                 Prerefunded @ 101                                                      6.250        02/01/10        150,809
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  7,498,739
----------------------------------------------------------------------------------------------------------------------------

              FLOATING & VARIABLE RATE DEMAND NOTES -- 67.6%
$   385,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                 (LOC: HSBC Bank USA NA)                                                0.300        07/01/09   $    385,000
    900,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                 0.300        07/01/09        900,000
    100,000   Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                       0.380        07/01/09        100,000
    410,000   Manatee Co FL PCR (FL Pwr & Light Co)                                     0.280        07/01/09        410,000
    605,000   Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                               0.300        07/01/09        605,000
    300,000   Orange Co FL HFA Multifamily Rev (Post Fountains) (LOC: FNMA)             0.340        07/01/09        300,000
    850,000   Orange Co FL HFA Rev (LOC: FHLMC)                                         0.300        07/01/09        850,000
  1,000,000   Orange Co FL Hlth Facs Auth (Orlando Regl Hlthcare)
                 Ser A-1 (SPA: Dexia Credit Local)                                      0.750        07/01/09      1,000,000
    300,000   Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)           0.490        07/01/09        300,000
    100,000   Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                 (LOC: Northern Trust Co)                                               0.270        07/01/09        100,000
  1,000,000   Duval Co FL HFA MFH Rev (Sunbeam Rd Apts) (LOC: US Bank NA)               0.290        07/02/09      1,000,000
    400,000   FL Hsg Fin Corp MFH Rev (Victoria Park) (LOC: FNMA)                       0.290        07/02/09        400,000
    385,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     0.370        07/02/09        385,000
    550,000   JEA FL Dist Energy Sys Rev (LOC: State Street B&T Co)                     0.200        07/02/09        550,000

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FLOATING & VARIABLE RATE DEMAND NOTES -- 67.6% (CONTINUED)
$ 1,000,000   Leesburg FL Hosp Rev (Villages Regl Hosp B) (LOC: ScotiaBank)             0.290        07/02/09   $  1,000,000
  1,000,000   Marion Co FL IDA IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank NA)   0.320        07/02/09      1,000,000
    875,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)       0.470        07/02/09        875,000
    900,000   Palm Beach Co FL Rev (Henry Morrison Flagler) (LOC: Northern Trust Co)    0.520        07/02/09        900,000
    500,000   Palm Beach Co FL Rev (Raymond F Kravis Ctr) (LOC: Northern Trust Co)      0.270        07/02/09        500,000
  1,000,000   Port Orange FL Rev (Palmer College) (LOC: LaSalle Bank NA)                0.400        07/02/09      1,000,000
    800,000   Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank PLC)      0.550        07/02/09        800,000
    900,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           0.300        07/02/09        900,000
    800,000   Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)                0.290        07/02/09        800,000
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 15,060,000
----------------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 101.2%
              (Amortized Cost $22,558,739)                                                                      $ 22,558,739

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                                                       (261,057)
----------------------------------------------------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                                                              $ 22,297,682
============================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Fore more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Municipal Bonds           $        --   $22,558,739   $        --   $22,558,739

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Bond Fund - June 30, 2009
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 98.7%
$ 1,035,000   Reading OH Rev (St Mary's Ed Institute)                                   5.550        02/01/10   $  1,045,940
  1,000,000   Summit Co OH LTGO Prerefunded @ 101                                       6.000        12/01/10      1,085,570
     75,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                   9.000        06/01/11         82,460
  1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth)                                     5.625        10/01/11      1,048,020
    500,000   Montgomery Co OH Wtr Rev Sys (Greater Moraine Beaver)                     5.000        11/15/11        508,350
  1,000,000   Hamilton Co OH Swr Sys Rev                                                5.500        12/01/11      1,095,430
  1,000,000   Pickerington OH LSD UTGO Prerefunded @ 100                                5.250        12/01/11      1,099,390
  1,750,000   Eaton OH CSD UTGO Prerefunded @ 101                                       5.000        12/01/12      1,981,333
  1,000,000   Monroe OH LSD UTGO Prerefunded @ 100                                      5.000        12/01/12      1,122,630
    250,000   OH St Higher Edl Fac Commn Rev (Xavier Univ) Prerefunded @ 100            5.000        05/01/13        277,948
    500,000   Ross Twp OH LSD Sch Impt UTGO Prerefunded @ 100                           5.000        12/01/13        567,355
  1,480,000   Lakewood OH CSD Sch Impt UTGO Prerefunded @ 100                           5.250        12/01/14      1,711,117
    660,000   West Chester Twp OH GO                                                    5.500        12/01/14        723,017
    400,000   Warren OH Wtr Wrks Rev                                                    5.500        11/01/15        426,412
    760,000   Buckeye Valley OH LSD GO                                                  6.850        12/01/15        869,562
    570,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                           7.400        01/01/16        662,956
  2,750,000   Little Miami OH LSD Sch Impt UTGO Prerefunded @ 100                       5.000        12/01/16      3,173,224
  1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth Partners)                            5.500        09/01/19      1,015,220
  1,000,000   Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                 5.625        11/15/19      1,003,290
  1,085,000   West Clermont OH LSD GO                                                   5.000        12/01/19      1,146,335
    850,000   West Chester Twp OH GO                                                    5.000        12/01/20        881,051
  1,210,000   Cincinnati OH Tech College Rev                                            5.250        10/01/21      1,181,081
  1,185,000   Akron OH Impt GO                                                          5.000        12/01/22      1,218,263
    765,000   Fairfield Co OH GO                                                        5.000        12/01/22        782,434
  1,050,000   Harrison OH Wst Wtr Sys Rev                                               5.250        11/01/23      1,067,409
  1,000,000   Akron OH Var Purp GO                                                      5.000        12/01/23      1,020,790
    450,000   Columbus OH TIF Rev (Polaris)                                             4.750        12/01/23        434,529
    865,000   Fairfield Co OH GO                                                        5.000        12/01/23        887,317
  1,000,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000        12/01/23        991,850
  1,000,000   Toledo OH CSD GO                                                          5.000        12/01/23      1,019,480
  1,000,000   Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                         5.000        05/15/24        953,490
    400,000   Springboro OH Swr Sys Rev                                                 5.000        06/01/24        386,116
  2,000,000   Canal Winchester OH LSD UTGO                                              4.750        12/01/24      2,022,559
    825,000   Parma OH GO                                                               4.750        12/01/24        823,185
  1,000,000   Columbus OH Arpt Rev                                                      5.000        01/01/25        995,730
  1,040,000   Franklin Co OH Hosp Rev (Children's Hosp)                                 5.000        05/01/25      1,025,388
    810,000   Big Walnut OH LSD GO                                                      5.000        12/01/25        840,731
  1,000,000   Univ of Cincinnati OH General Rcpts                                       4.750        06/01/26      1,009,360
  1,500,000   Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                        5.125        11/15/26      1,335,690
  1,090,000   Fairborn OH CSD GO                                                        5.000        12/01/26      1,141,186
  1,000,000   Kings OH LSD Impt UTGO                                                    5.000        12/01/26      1,036,100
  1,000,000   Lakewood OH CSD Facs Impt UTGO                                            5.000        12/01/26      1,031,150
  1,500,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000        12/01/26      1,482,765
  2,100,000   Oregon OH CSD GO                                                          5.000        12/01/27      2,168,270
  1,000,000   OH St Higher Edl Fac Commn Rev (Xavier Univ C)                            5.750        05/01/28      1,040,190
  1,830,000   Columbus OH CSD Impt UTGO                                                 5.000        12/01/28      1,879,264
  1,185,000   Delaware OH GO                                                            5.000        12/01/28      1,225,006
    890,000   Licking Heights OH LSD GO                                                 6.400        12/01/28      1,053,502
  1,000,000   Mason OH Swr Sys Rev                                                      5.000        12/01/28        862,500
  1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO                               5.250        12/01/28      1,560,600
  1,000,000   Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)                 5.000        10/01/29      1,006,970
  1,000,000   Columbus OH CSD Sch Facs Constr & Impt UTGO                               4.500        12/01/29        951,060
    895,000   Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt                    4.875        12/01/29        861,903
    320,000   Brookfield LSD OH Sch Facs Impt UTGO                                      5.000        01/15/30        323,094
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $ 57,145,572
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
            FLOATING & VARIABLE RATE DEMAND NOTES -- 0.9%
$ 115,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
               (LOC: Wachovia Bank NA)                                                  0.180        10/01/31   $     115,000
  400,000   Kent St Univ OH Univ Revs General Rcpts (LOC: Bank of America NA)           0.300        05/01/32         400,000
-----------------------------------------------------------------------------------------------------------------------------
            TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                         $     515,000
-----------------------------------------------------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.6%
            (Amortized Cost $56,310,877)                                                                        $  57,660,572

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                             257,834
-----------------------------------------------------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                                                                $  57,918,406
=============================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Fore more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Municipal Bonds           $        --   $57,660,572   $        --   $57,660,572

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Money Market Fund - June 30, 2009
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 29.6%
$ 2,000,000   Niles OH Swr Sys Impt LTGO BANS                                           2.750        07/01/09   $  2,000,000
  1,250,000   AMP OH Elec Rev BANS (Woodville)                                          2.750        07/17/09      1,250,137
  1,810,000   Kirtland OH Var Purp LTGO BANS                                            2.350        07/23/09      1,810,269
    400,000   OH St Higher Ed Cap Facs Ser II-A                                         5.000        08/01/09        400,989
  5,000,000   Columbus OH CSD UTGO BANS                                                 1.850        08/13/09      5,003,512
  1,995,000   AMP OH Elec Rev BANS (Cleveland Pub Pwr)                                  2.250        08/14/09      1,995,240
  2,685,000   Jackson Co OH Var Purp Impt LTGO BANS                                     2.550        09/03/09      2,687,090
  4,500,000   Union Twp OH TIF Rev BANS                                                 3.000        09/15/09      4,509,255
  1,722,000   Warrensville Heights OH Var Purp Impt LTGO BANS                           2.850        09/17/09      1,725,089
  3,500,000   Cuyahoga Heights OH Var Purp UTGO BANS                                    3.500        09/23/09      3,503,954
    140,000   OH St Bldg Auth Facs (Adult Correctl) Ser A Prerefunded @ 101             5.500        10/01/09        142,547
  1,800,000   Portage Co OH UTGO BANS                                                   3.250        10/02/09      1,801,122
  4,000,000   Ashland OH Var Purp Impt B LTGO BANS                                      3.500        10/15/09      4,005,697
  1,000,000   Kent OH Var Purp UTGO BANS                                                3.750        10/15/09      1,001,278
  4,000,000   AMP OH UTGO BANS                                                          2.250        10/29/09      4,003,283
  3,000,000   AMP OH Var Purp UTGO BANS                                                 2.000        10/29/09      3,004,956
  2,050,000   AMP OH Var Purp UTGO BANS                                                 3.750        10/29/09      2,051,668
  2,300,000   Springboro OH BANS (Real Estate Acq)                                      4.500        10/29/09      2,305,527
  1,410,000   Celina OH Var Purp LTGO BANS                                              3.125        11/05/09      1,415,420
  1,680,000   Celina OH Var Purp LTGO BANS                                              3.800        11/05/09      1,683,145
  2,320,000   Hillsboro OH BANS (Emergency Dept)                                        3.300        11/05/09      2,324,384
  2,150,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000        11/06/09      2,151,846
  1,711,500   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09      1,712,423
  1,450,000   Trotwood OH Cap Facs Impt A UTGO BANS                                     3.625        11/12/09      1,451,952
  4,050,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09      4,065,190
  3,900,000   Niles OH UTGO BANS                                                        3.500        11/19/09      3,908,860
  1,633,000   AMP OH Elec Rev BANS (Bowling Green)                                      3.000        11/24/09      1,635,580
  3,300,000   Mahoning Co OH Var Purp LTGO BANS                                         4.450        11/24/09      3,310,942
    250,000   OH St Higher Ed Cap Facs Ser II-A                                         5.500        12/01/09        254,572
    150,000   OH St Univ General Rcpts Ser A                                            5.000        12/01/09        152,442
    275,000   OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                                5.000        12/01/09        279,564
  2,500,000   Harrison OH Wst Wtr Sys Impt LTGO BANS                                    2.700        12/10/09      2,504,903
  1,180,000   AMP OH Elec Rev BANS (Brewster)                                           3.000        01/08/10      1,181,527
    785,000   Defiance OH CSD UTGO BANS                                                 4.350        01/13/10        794,331
    652,000   AMP OH Elec Rev BANS (Seville Village)                                    3.000        01/15/10        652,875
  3,100,000   Westlake OH Var Purp LTGO BANS                                            1.250        01/28/10      3,104,430
  1,500,000   Lyndhurst OH LTGO BANS                                                    2.000        03/03/10      1,502,976
  1,800,000   Franklin OH LTGO BANS                                                     2.500        03/09/10      1,806,076
  2,300,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                              2.500        03/10/10      2,311,735
  2,545,000   Willowick OH Var Purp Impt LTGO BANS                                      2.500        03/10/10      2,549,296
  1,745,000   Hamilton Twp OH Infra LTGO BANS                                           2.850        03/17/10      1,752,287
  1,085,000   Brookville OH Var Purp LTGO BANS                                          2.875        04/21/10      1,091,638
  2,000,000   Univ Cincinnati OH General Rcpts BANS Ser A                               1.500        05/12/10      2,006,606
  1,600,000   Fayette Co OH LTGO BANS                                                   3.125        05/13/10      1,608,459
  3,584,500   Greene Co OH Var Purp LTGO BANS Ser B                                     1.625        05/14/10      3,602,201
  1,145,000   Gates Mills OH Var Purp Impt LTGO BANS                                    2.000        05/20/10      1,152,503
  4,810,000   Cincinnati OH CSD Sch Impt LTGO BANS                                      1.750        05/26/10      4,829,271
  3,135,000   Middletown OH CSD Sch Impt UTGO BANS                                      2.750        06/01/10      3,156,165
  2,445,000   AMP OH Elec Rev BANS (Newton Falls)                                       3.000        06/30/10      2,450,998
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                $105,606,210
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FLOATING & VARIABLE RATE DEMAND NOTES -- 69.7%
$ 2,300,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser A
                 (LOC: Bank of America NA)                                              0.250        07/01/09   $  2,300,000
  1,035,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                 (LOC: Wachovia Bank NA)                                                0.180        07/01/09      1,035,000
  3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)        0.560        07/01/09      3,000,000
  1,330,000   Hamilton Co OH EDR (The General Prostestant) (LOC: National City Bank)    0.500        07/01/09      1,330,000
  1,715,000   Hamilton Co OH Hlthcare Facs Rev (Deaconess)
                 (LOC: JPMorgan Chase Bank)                                             0.320        07/01/09      1,715,000
  2,300,000   Hamilton Co OH Hosp Facs Rev (Eliz Gamble) Ser A
                 (LOC: JPMorgan Chase Bank)                                             0.340        07/01/09      2,300,000
  3,900,000   Middletown OH Dev Rev (Bishop-Fenwick HS)
                 (LOC: JPMorgan Chase Bank)                                             0.300        07/01/09      3,900,000
  3,550,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Barclays Bank PLC)   0.200        07/01/09      3,550,000
 11,100,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Wachovia Bank NA)    0.330        07/01/09     11,100,000
  3,600,000   OH St Higher Edl Fac Commn Rev (Kenyon College)
                 (LOC: Northern Trust Co)                                               0.180        07/01/09      3,600,000
  1,500,000   OH St Higher Edl Fac Rev (Case Western A)
                 (SPA: Landesbank Hessen-Thuringen)                                     0.300        07/01/09      1,500,000
  2,000,000   OH St Higher Edl Fac Rev (Case Western Rsrv A)
                 (LOC: Allied Irish Bank PLC)                                           0.500        07/01/09      2,000,000
  3,100,000   OH St Higher Edl Fac Rev (Case Western Rsrv A)
                 (SPA: Landesbank Hessen-Thuringen)                                     0.300        07/01/09      3,100,000
  2,560,000   OH St Infra Impt GO                                                       0.220        07/01/09      2,560,000
 10,400,000   OH St Infra Impt UTGO Ser B                                               0.170        07/01/09     10,400,000
  1,000,000   OH St PCR (Sohio Air)                                                     0.180        07/01/09      1,000,000
  6,360,000   OH St Univ General Rcpts                                                  0.170        07/01/09      6,360,000
  4,770,000   OH St Univ General Rcpts Ser B                                            0.130        07/01/09      4,770,000
  1,600,000   OH St Univ General Rcpts Ser B                                            0.170        07/01/09      1,600,000
    885,000   OH St Univ General Rcpts Ser B                                            0.170        07/01/09        885,000
  8,000,000   OH St UTGO (Common Schs) Ser A                                            0.170        07/01/09      8,000,000
  3,220,000   OH St UTGO (Common Schs) Ser B                                            0.170        07/01/09      3,220,000
  4,300,000   OH St Wtr Dev Auth PCR (FirstEnergy Nuclear B)
                 (LOC: Wachovia Bank NA)                                                0.320        07/01/09      4,300,000
    200,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy Gen Corp A)
                 (LOC: Barclays Bank PLC)                                               0.300        07/01/09        200,000
  7,925,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy) (LOC: Barclays Bank PLC)    0.300        07/01/09      7,925,000
 11,185,000   OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                0.550        07/01/09     11,185,000
  2,400,000   Wooster OH IDR (Allen Group Inc) (LOC: Wachovia Bank NA)                  0.470        07/01/09      2,400,000
  3,940,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summa Hlth Sys B)
                 (LOC: Bank One NA)                                                     0.320        07/02/09      3,940,000
 10,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summner)
                 (LOC: KBC Bank NV)                                                     0.500        07/02/09     10,000,000
    500,000   Allen Co OH Hlthcare Facs Rev (Mennonite Mem Home)
                 (LOC: Wells Fargo Bank)                                                0.270        07/02/09        500,000
  6,955,000   Butler Co OH Hlthcare Facs Rev (Lifesphere) (LOC: US Bank NA)             0.300        07/02/09      6,955,000
    920,000   Cambridge OH Hosp Facs Rev (Southeastern Regl Med Ctr)
                 (LOC: National City Bank)                                              0.450        07/02/09        920,000
  2,275,000   Cambridge OH Hosp Facs Rev (Southeastern Regl Med Ctr)
                 (LOC: National City Bank)                                              0.450        07/02/09      2,275,000
  1,920,000   Carroll Co OH Hlthcare Facs Rev (St Johns Village)
                 (LOC: National City Bank)                                              0.450        07/02/09      1,920,000
    500,000   Centerville OH Hlthcare Rev (Bethany Lutheran Village B)
                 (LOC: National City Bank)                                              0.300        07/02/09        500,000
  2,600,000   Cleveland OH Arpt Sys Rev Ser D (LOC: US Bank NA)                         0.290        07/02/09      2,600,000
  2,980,000   Columbiana Co OH Rev (East Liverpool Area Y) (LOC: National City Bank)    0.350        07/02/09      2,980,000
  3,720,000   Columbus OH Regl Arpt Auth Cap Fdg Rev (OASBO Pooled Fin)
                 (LOC: US Bank NA)                                                      0.320        07/02/09      3,720,000
  3,840,000   Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                          0.320        07/02/09      3,840,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FLOATING & VARIABLE RATE DEMAND NOTES -- 69.7% (CONTINUED)
$    80,000   Coshocton Co OH Hosp (Echoing Hills Village)
                 (LOC: JPMorgan Chase Bank)                                             1.550        07/02/09   $     80,000
  1,945,000   Coshocton Co OH Hosp Facs Rev (Mem Hosp)
                 (LOC: Bank One Chicago NA)                                             0.300        07/02/09      1,945,000
  1,315,000   Cuyahoga Co OH EDR (Cleveland Botanical) (LOC: Allied Irish Bank PLC)     1.150        07/02/09      1,315,000
    500,000   Cuyahoga Co OH EDR (North Coast Cmnty Homes)
                 (LOC: National City Bank)                                              0.850        07/02/09        500,000
    905,000   Franklin Co OH Hlth Facs (Heinzerling Fndtn) (LOC: JPMorgan Chase Bank)   0.800        07/02/09        905,000
    300,000   Franklin Co OH Hosp Rev Impt (US Hlth Corp) (LOC: US Bank NA)             0.180        07/02/09        300,000
  4,630,000   Franklin Co OH Hosp Rev Sub (Doctors OH Hlth B)
                 (LOC: National City Bank)                                              0.290        07/02/09      4,630,000
    120,000   Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)                   0.230        07/02/09        120,000
    400,000   Hamilton Co OH EDR (Contemporary Arts) (LOC: National City Bank)          0.350        07/02/09        400,000
  2,500,000   Hamilton Co OH Hlthcare (Life Enriching Cmntys B) (LOC: PNC Bank NA)      0.330        07/02/09      2,500,000
  3,515,000   Hamilton Co OH Hlthcare Facs Rev (Children's Home Cincinnati)
                 (LOC: US Bank NA)                                                      0.320        07/02/09      3,515,000
  1,050,000   Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                    0.340        07/02/09      1,050,000
  2,980,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                 (LOC: PNC Bank NA)                                                     0.320        07/02/09      2,980,000
    600,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 2000
                 (LOC: JPMorgan Chase Bank)                                             0.320        07/02/09        600,000
    505,000   Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                     0.320        07/02/09        505,000
  1,450,000   Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                 (LOC: US Bank NA)                                                      0.320        07/02/09      1,450,000
 12,900,000   Kent St Univ OH Univ Revs General Rcpts Ser B
                 (LOC: Bank of America NA)                                              0.300        07/02/09     12,900,000
  4,910,000   Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)                0.270        07/02/09      4,910,000
  1,300,000   Lima OH Hosp Facs (Lima Mem Hosp) (LOC: JPMorgan Chase Bank)              0.700        07/02/09      1,300,000
  5,000,000   Mahoning Co OH Hsg Rev (Youngstown St Univ)
                 (LOC: National City Bank)                                              0.350        07/02/09      5,000,000
    820,000   Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) (LOC: Bank One NA)           0.800        07/02/09        820,000
  1,225,000   Montgomery Co OH Hlthcare Facs Rev (South Cmnty Inc)
                 (LOC: National City Bank)                                              0.500        07/02/09      1,225,000
  1,980,000   Montgomery Co OH Ltd Oblig Rev (Society St Vincent de Paul)
                 (LOC: National City Bank)                                              0.400        07/02/09      1,980,000
  1,000,000   OH St Higher Edl Fac Rev (Cleveland Inst Music) (LOC: National City Bank) 0.300        07/02/09      1,000,000
  1,400,000   OH St Higher Edl Fac Rev (Marietta College) (LOC: JPMorgan Chase Bank)    0.280        07/02/09      1,400,000
  1,365,000   OH St Higher Edl Fac Rev (Mt Union College) (LOC: JPMorgan Chase Bank)    0.400        07/02/09      1,365,000
  2,000,000   OH St Higher Edl Fac Rev (Otterbein College) (LOC: JPMorgan Chase Bank)   2.100        07/02/09      2,000,000
    440,000   OH St Higher Edl Fac Rev (Xavier Univ) (LOC: US Bank NA)                  0.220        07/02/09        440,000
  1,600,000   OH St Higher Edl Fac Rev (Xavier Univ) Ser A (LOC: US Bank NA)            0.220        07/02/09      1,600,000
    835,000   OH St Higher Edl Fac Rev (Xavier Univ) Ser B (LOC: US Bank NA)            0.220        07/02/09        835,000
    700,000   OH St Univ General Rcpts Rev                                              0.250        07/02/09        700,000
  4,445,000   Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp) Ser A
                 (LOC: JPMorgan Chase Bank)                                             0.320        07/02/09      4,445,000
  3,210,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)    1.450        07/02/09      3,210,000
    630,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)    1.450        07/02/09        630,000
  3,000,000   Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev
                 (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)                    0.280        07/02/09      3,000,000
  4,850,000   Puerto Rico Cmnwlth UTGO A-8 (LOC: Wachovia Bank NA)                      0.070        07/02/09      4,850,000
  3,750,000   Puerto Rico Cmnwlth UTGO A-9 (LOC: Wachovia Bank NA)                      0.070        07/02/09      3,750,000
  5,610,000   Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                 (LOC: JPMorgan Chase Bank)                                             0.330        07/02/09      5,610,000
    900,000   Salem OH Hosp Rev Impt (Salem Cmnty) (LOC: JPMorgan Chase Bank)           0.300        07/02/09        900,000
  1,120,000   Summit Co OH Rev (Neighborhood Dev Corp) (LOC: National City Bank)        0.500        07/02/09      1,120,000
  4,300,000   Toledo OH Spl Assess Nts (LOC: State Street B&T Co)                       0.300        07/02/09      4,300,000
  1,600,000   Warren Co OH IDR (Liquid Container) (LOC: Bank of America NA)             0.400        07/02/09      1,600,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FLOATING & VARIABLE RATE DEMAND NOTES -- 69.7% (CONTINUED)
$ 5,000,000   Wood Co OH Hosp Facs (Hosp Assn) (LOC: JPMorgan Chase Bank)               0.380        07/02/09   $  5,000,000
  4,720,000   Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                         0.340        07/02/09      4,720,000
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $248,790,000
----------------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.3%
              (Amortized Cost $354,396,210)                                                                     $354,396,210

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                                                        2,451,093
----------------------------------------------------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                                                              $356,847,303
============================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Fore more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Municipal Bonds          $        --    $354,396,210  $        --  $354,396,210

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Tax-Free Money Market Fund - June 30, 2009
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 34.5%
$   100,000   IN St Office Bldg Commn Facs Rev (IN St Museum)                           3.125        07/01/09   $    100,000
    335,000   IN St Office Bldg Commn Facs Rev (Southeast Regl Treatment Ctr E)         4.000        07/01/09        335,000
    100,000   Indianapolis IN Loc Pub Impt Bd Bk (Wtr Wrks)                             5.000        07/01/09        100,000
    315,000   KY Hsg Corp Rev Ser C                                                     3.850        07/01/09        315,000
    100,000   NM St Severance Tax Ser A                                                 5.000        07/01/09        100,000
    100,000   Tempe AZ UTGO Ser A                                                       4.500        07/01/09        100,000
    800,000   Columbiana OH Elec Sys Impt BANS                                          2.650        07/09/09        800,044
    250,000   AK St UTGO Ser A                                                          5.250        08/01/09        250,777
    300,000   IL St First Ser UTGO                                                      5.500        08/01/09        300,953
    110,000   IN Univ Revs Student Fee Ser O                                            5.000        08/01/09        110,319
    225,000   IN Univ Revs Student Fees Ser S                                           4.000        08/01/09        225,557
    310,000   New York NY UTGO Ser G                                                    2.875        08/01/09        310,085
    100,000   OH St Infra A Impt UTGO                                                   5.000        08/01/09        100,337
    100,000   OR St Brd Higher Ed UTGO Ser A Prerefunded @ 101                          5.300        08/01/09        101,361
    100,000   South Cent CT Regl Wtr Auth Wtr Sys Rev Fifteenth Ser A
                 Prerefunded @ 101                                                      5.125        08/01/09        101,306
    260,000   Goose Creek TX CISD Unrefunded Balance 2006 UTGO                          7.000        08/15/09        261,949
    160,000   IA Fin Auth Hosp Fac Rev (Mercy Med Ctr) Prerefunded @ 101                6.000        08/15/09        162,590
    200,000   Univ of TX Univ Revs Fing Sys Ser B Prerefunded @ 100                     5.700        08/15/09        201,015
    560,000   Bratenahl OH UTGO BANS (Greenspace Acq)                                   2.750        08/27/09        560,431
    100,000   OH St Bldg Auth St Facs (Trans Bldg A)                                    3.250        09/01/09        100,280
    590,000   Columbiana OH Var Purp UTGO BANS                                          2.850        09/15/09        590,363
    100,000   OH St UTGO (Common Schs) Ser A                                            5.000        09/15/09        100,824
    500,000   Union Twp OH TIF Rev BANS                                                 3.000        09/15/09        501,028
    200,000   Bernalillo Co NM Gross Rcpts Tax Rev Prerefunded @ 100                    5.250        10/01/09        202,119
    125,000   Cumberland Co NC Hosp Facs Rev (Cumberland Co Hosp Sys Inc)
                 Prerefunded @ 101                                                      5.250        10/01/09        127,573
    100,000   IL St UTGO                                                                5.500        10/01/09        101,110
    100,000   New Castle Co DE UTGO                                                     5.000        10/01/09        100,798
    100,000   OH St Higher Edl Fac Commn Rev (Oberlin College)                          4.000        10/01/09        100,589
    100,000   Springfield MA Mun Purp Ln LTGO Prerefunded @ 101                         6.000        10/01/09        102,263
    663,000   Ashland OH Var Purp Impt B LTGO BANS                                      3.500        10/15/09        663,944
    400,000   Chappaqua NY Cent SD UTGO                                                 2.750        10/15/09        401,952
    250,000   Londonderry NH UTGO                                                       2.750        10/15/09        251,258
    400,000   Springboro OH BANS (Real Estate Acq)                                      4.500        10/29/09        400,961
    300,000   Findlay OH (Wtr Wrks Sys) LTGO                                            3.375        11/01/09        302,320
    270,000   ME Mun Bd Bk Ser E Prerefunded @ 101                                      5.875        11/01/09        276,383
    100,000   New York NY City Transitional Fin Auth Rev (Future Tax Secd) Ser B ETM    4.000        11/01/09        100,996
    250,000   Seattle WA Mun Light & Pwr Rev                                            5.000        11/01/09        253,314
    100,000   Walnut Grove MS Correctional Auth COP ETM                                 6.000        11/01/09        101,666
    400,000   Hillsboro OH BANS (Emergency Dept)                                        3.300        11/05/09        400,756
    400,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000        11/06/09        400,343
    300,000   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09        300,162
    300,000   Trotwood OH Cap Facs Impt A UTGO BANS                                     3.625        11/12/09        300,404
    150,000   MI St Hosp Fin Auth Rev (Ascension Hlth Credit) Ser A Prerefunded @ 101   5.750        11/15/09        153,562
    650,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09        652,438
    600,000   Niles OH UTGO BANS                                                        3.500        11/19/09        601,363
    565,000   AMP OH Elec Rev BANS (Amherst)                                            3.000        11/24/09        565,674
    250,000   Cuyahoga Co OH Cap Impt LTGO                                              4.750        12/01/09        253,795
    200,000   Delaware Co OH Swr Dist Impt LTGO Prerefunded @ 101                       4.750        12/01/09        205,103
    380,000   Fairfield OH Wtr Wrks Sys Impt LTGO                                       2.500        12/01/09        382,371
    200,000   Mount Prospect IL UTGO                                                    3.000        12/01/09        201,239
    250,000   OH St Pks & Rec Cap Facs Ser II-A                                         4.100        12/01/09        253,121
    150,000   OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                                5.000        12/01/09        152,489
    155,000   Olentangy LSD OH UTGO Prerefunded @ 101                                   5.250        12/01/09        158,906
    200,000   Pepper Pike OH LTGO                                                       3.800        12/01/09        201,615
    100,000   Rocky River OH UTGO                                                       3.000        12/01/09        100,771

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 34.5% (CONTINUED)
$   100,000   Snohomish Co WA SD No 016 Arlington UTGO                                  4.150        12/01/09   $    101,101
    100,000   South-Western OH CSD Franklin & Pickway Co UTGO Prerefunded @ 100         4.750        12/01/09        101,556
    250,000   Springfield OH CSD Sch Energy Consv Impt LTGO                             3.500        12/01/09        250,773
    130,000   Springfield OH LTGO Prerefunded @ 101                                     5.500        12/01/09        133,665
    310,000   West Chester Twp OH Var Pup LTGO                                          2.500        12/01/09        311,927
    450,000   Harrison OH TANS                                                          3.250        12/10/09        451,470
    100,000   Douglas Co NE SD No 001 UTGO Ser B                                        3.125        12/15/09        100,962
    200,000   MA St Fed Hwy GANS Ser A                                                  5.500        12/15/09        204,088
    200,000   MA St Spl Oblig Rev Fed Hwy GANS Ser A                                    5.000        12/15/09        203,497
    700,000   Carmel Clay IN Schs UTGO TANS                                             2.750        12/31/09        706,105
    650,000   Columbus IN Multi-High Sch Bldg Corp BANS                                 2.500        12/31/09        650,000
    200,000   AMP OH Elec Rev BANS (Seville Village)                                    3.000        01/15/10        200,269
    385,000   Calcasieu Parish LA SD No 034 UTGO                                        2.000        01/15/10        386,025
    120,000   San Antonio TX Elec & Gas Ser A Prerefunded @ 100                         5.750        02/01/10        123,117
    200,000   Spring-Ford PA Area SD UTGO                                               3.500        02/01/10        202,597
    150,000   Tuscaloosa AL UTGO Wts                                                    4.150        02/15/10        152,538
    100,000   Fort Worth TX General Purp LTGO                                           5.000        03/01/10        102,589
    200,000   HI St UTGO Ser DI                                                         5.000        03/01/10        205,312
    317,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                              2.500        03/10/10        318,617
    500,000   Willowick OH Var Purp Impt LTGO BANS                                      2.500        03/10/10        500,844
    300,000   Hamilton Twp OH Infra LTGO BANS                                           2.850        03/17/10        301,253
    150,000   NY St Hwy Auth Second Gen Hwy & Brdg Tr Fd Ser A                          5.000        04/01/10        154,473
    300,000   Fayette Co OH LTGO BANS                                                   3.125        05/13/10        301,586
    500,000   Middletown OH CSD Sch Impt UTGO BANS                                      2.750        06/01/10        503,376
    550,000   AMP OH Elec Rev BANS (Newton Falls)                                       3.000        06/30/10        551,349
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $ 21,819,666
----------------------------------------------------------------------------------------------------------------------------

              FLOATING & VARIABLE RATE DEMAND NOTES -- 65.4%
$   400,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser B
                 (LOC: JPMorgan Chase Bank)                                             0.180        07/01/09   $    400,000
    100,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                 0.300        07/01/09        100,000
  1,500,000   CO Edl & Cultural Facs Auth Rev (Parker & Denver HS)
                 (LOC: Bank of America NA)                                              0.400        07/01/09      1,500,000
    605,000   Hillsborough Co FL IDR (Vigo Importing Co) (LOC: Bank of America NA)      1.000        07/01/09        605,000
  1,000,000   IL Fin Auth Rev (Lake Forest College) (LOC: Northern Trust Co)            0.420        07/01/09      1,000,000
    400,000   Manatee Co FL PCR (FL Pwr & Light Co)                                     0.280        07/01/09        400,000
    600,000   Martin Co FL PCR (FL Pwr & Light Co)                                      0.350        07/01/09        600,000
    900,000   OH St Higher Edl Fac Commn Rev (Kenyon College)
                 (LOC: Northern Trust Co)                                               0.180        07/01/09        900,000
  1,000,000   OH St PCR (Sohio Wtr)                                                     0.280        07/01/09      1,000,000
  1,400,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy Gen Corp A)
                 (LOC: Barclays Bank PLC)                                               0.300        07/01/09      1,400,000
    600,000   Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                             0.280        07/01/09        600,000
  1,100,000   Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                 (LOC: Northern Trust Co)                                               0.270        07/01/09      1,100,000
  1,100,000   Scio Twp MI EDR (ADP)                                                     1.700        07/01/09      1,100,000
    300,000   Volusia Co FL HFA MFH Rev (Fisherman's Landing Apt) (LOC: FNMA)           0.300        07/01/09        300,000
  1,215,000   VT Edl & Hlth Bldgs (Brattleboro Mem Hosp) (LOC: TD Banknorth NA)         0.320        07/01/09      1,215,000
    500,000   West Valley UT IDR (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)          0.280        07/01/09        500,000
    630,000   Winston-Salem NC Urban Redev Mtg Rev (Summit Sq Garden Apts)              0.710        07/01/09        630,000
    700,000   Ames TX Higher Ed Facs Corp Rev (St Gabriels)
                 (LOC: Allied Irish Bank PLC)                                           0.770        07/02/09        700,000
    240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)               1.000        07/02/09        240,000
    100,000   CA Statewide Cmntys IDR (American Modular Sys)
                 (LOC: Bank of the West)                                                0.550        07/02/09        100,000
    245,000   Columbus OH Regl Arpt Auth Rev Cap Fdg (Pooled Fing Prog A)
                 (LOC: US Bank NA)                                                      0.320        07/02/09        245,000

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY      MARKET
AMOUNT                                                                                   RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
              FLOATING & VARIABLE RATE DEMAND NOTES -- 65.4% (CONTINUED)
$   830,000   Dade Co FL IDR (Spectrum Programs Inc) (LOC: Bank of America NA)          0.370        07/02/09   $    830,000
  1,150,000   Dayton KY TIF & Spl Assmt (Belmont Lake) (LOC: LaSalle Bank NA)           0.420        07/02/09      1,150,000
    300,000   Duval Co FL HFA MFH Rev (Sunbeam Rd Apts) (LOC: US Bank NA)               0.290        07/02/09        300,000
    175,000   Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)                0.700        07/02/09        175,000
    500,000   Hailey ID IDC Rev (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)       0.520        07/02/09        500,000
    245,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     0.370        07/02/09        245,000
    700,000   IL Fin Auth IDR (E Kinast) Ser A (LOC: JPMorgan Chase Bank)               1.250        07/02/09        700,000
  1,800,000   IN Hlth Fac Fing Auth Rev (Clark Mem Hosp) (LOC: JPMorgan Chase Bank)     0.350        07/02/09      1,800,000
  1,500,000   IN St Fin Auth Rev (LOC: Allied Irish Bank PLC)                           0.770        07/02/09      1,500,000
    850,000   Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)                 0.700        07/02/09        850,000
    725,000   Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                        0.700        07/02/09        725,000
  1,900,000   Jacksonville FL Edl Facs Rev (Edward Waters College)
                 (LOC: Wachovia Bank NA)                                                0.470        07/02/09      1,900,000
    345,000   Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)              0.450        07/02/09        345,000
    800,000   Lexington-Fayette Co KY Govt IBR (Liberty Ridge) (LOC: US Bank NA)        0.600        07/02/09        800,000
  1,985,000   Lexington-Fayette Co KY Rev IBR (Eastland Pkwy) (LOC: US Bank NA)         0.500        07/02/09      1,985,000
    600,000   Lucas Co OH Hosp Rev (Sunshine Inc Northwest OH)
                 (LOC: National City Bank)                                              0.850        07/02/09        600,000
  1,000,000   MA St Dev Fin Agy Rev (Seven Hills Fndtn) (LOC: TD Banknorth NA)          0.500        07/02/09      1,000,000
    240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                 0.500        07/02/09        240,000
  1,000,000   Marion Co FL IDA Rev MFH (Chambrel) (LOC: FNMA)                           0.320        07/02/09      1,000,000
    245,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt) (LOC: Bank of the West)      0.450        07/02/09        245,000
  1,000,000   OH St Higher Edl Fac Rev (Otterbein College)
                 (LOC: JPMorgan Chase Bank)                                             2.100        07/02/09      1,000,000
  2,038,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)       0.470        07/02/09      2,038,000
    350,000   Palm Beach Co FL Rev (Henry Morrison Flagler)
                 (LOC: Northern Trust Co)                                               0.520        07/02/09        350,000
    800,000   Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                 (LOC: JPMorgan Chase Bank)                                             0.330        07/02/09        800,000
  1,370,000   Seneca Gardens KY Edl Facs Rev (Louisville Presbyterian)
                 (LOC: National City Bank)                                              0.550        07/02/09      1,370,000
  1,000,000   Southglenn Met Dist CO Rev (LOC: BNP Paribas)                             0.350        07/02/09      1,000,000
  1,500,000   St Charles Co MO IDA Rev (National Cart) Ser A (LOC: US Bank NA)          1.050        07/02/09      1,500,000
    700,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           0.300        07/02/09        700,000
    715,000   Weber Co UT Indl Rev (Enable Inds Inc) (LOC: Wells Fargo Bank NA)         0.370        07/02/09        715,000
    450,000   Monroe Co NY IDA Rev (Natl Dev Council Multi A)
                 (LOC: HSBC Bank USA NA)                                                4.000        06/15/10        450,000
----------------------------------------------------------------------------------------------------------------------------
              TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 41,448,000
----------------------------------------------------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Amortized Cost $63,267,666)                                                                      $ 63,267,666

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                           52,118
----------------------------------------------------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                                                              $ 63,319,784
============================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Fore more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Municipal Bonds           $        --   $63,267,666   $        --   $63,267,666

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
June 30, 2009
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2009.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CISD - Consolidated Independent School District
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GANS - Grant Anticipation Notes
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MBIA - Municipal Bond Insurance Association
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PLC - Public Limited Company
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)
June 30, 2009
--------------------------------------------------------------------------------

As of June 30, 2009, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 87.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of June 30, 2009, 30.7% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 11.2% in the State of Indiana and 8.9% in the State of Kentucky.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2009, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of June 30, 2009, classified by revenue source, was as follows:

                               FLORIDA TAX-FREE   OHIO TAX-FREE      OHIO TAX-FREE         TAX-FREE
                                 MONEY MARKET          BOND           MONEY MARKET       MONEY MARKET
                                     FUND              FUND               FUND               FUND
------------------------------------------------------------------------------------------------------
General Obligations                  7.5%             44.1%               4.1%                8.9%
------------------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
      Pollution Control              1.7%               --                4.1%                9.9%
    Hospital/Health Care            11.1%             13.2%              35.5%               14.2%
    Utilities/Water & Sewer         11.1%              7.5%               8.4%                4.6%
    Education                       10.6%             10.6%              24.6%               23.0%
    Housing/Mortgage                37.4%               --                0.9%               11.0%
    Economic Development              --                --                2.5%               11.8%
    Public Facilities                4.4%               --                3.3%                 --
    Transportation                    --               3.5%               0.9%                 --
    Special Tax                       --                --                4.7%                8.9%
    Miscellaneous                   16.2%             21.1%              11.0%                7.7%
------------------------------------------------------------------------------------------------------
Total Investments                  100.0%            100.0%             100.0%              100.0%
======================================================================================================

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (collectively, "the Funds") as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Touchstone Tax-Free Trust at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst and Young LLP

Cincinnati, Ohio
August 26, 2009

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                                   EXPENSES
                                                         NET EXPENSE    BEGINNING      ENDING     PAID DURING
                                                             RATIO       ACCOUNT      ACCOUNT   THE SIX MONTHS
                                                          ANNUALIZED      VALUE        VALUE         ENDED
                                                           JUNE 30,     JANUARY 1,    JUNE 30,     JUNE 30,
                                                             2009          2009         2009         2009*
---------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
  Actual                                                     0.78%     $ 1,000.00   $ 1,000.50      $ 3.85
  Hypothetical                                               0.78%     $ 1,000.00   $ 1,020.95      $ 3.89

OHIO TAX-FREE BOND FUND
  Class A                         Actual                     0.84%     $ 1,000.00   $ 1,057.50      $ 4.29
  Class A                         Hypothetical               0.84%     $ 1,000.00   $ 1,020.63      $ 4.21

  Class C                         Actual                     1.58%     $ 1,000.00   $ 1,053.60      $ 8.05
  Class C                         Hypothetical               1.58%     $ 1,000.00   $ 1,016.95      $ 7.91

OHIO TAX-FREE MONEY MARKET FUND
  Retail Class                    Actual                     0.79%     $ 1,000.00   $ 1,001.30      $ 3.92
  Retail Class                    Hypothetical               0.79%     $ 1,000.00   $ 1,020.87      $ 3.96

  Institutional Class             Actual                     0.54%     $ 1,000.00   $ 1,002.50      $ 2.68
  Institutional Class             Hypothetical               0.54%     $ 1,000.00   $ 1,022.11      $ 2.71

TAX-FREE MONEY MARKET FUND
  Class A                         Actual                     0.92%     $ 1,000.00   $ 1,001.60      $ 4.59
  Class A                         Hypothetical               0.92%     $ 1,000.00   $ 1,020.21      $ 4.63

  Class S                         Actual                     1.14%     $ 1,000.00   $ 1,000.50      $ 5.65
  Class S                         Hypothetical               1.14%     $ 1,000.00   $ 1,019.14      $ 5.71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Management of the Trust (Unaudited)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                      OF FUNDS
                                                                                      OVERSEEN
                                       TERM OF                                        IN THE
NAME                      POSITION(S)  OFFICE(2) AND                                  TOUCHSTONE    OTHER
ADDRESS                   HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)     FUND          DIRECTORSHIPS
AGE                       TRUST        TIME SERVED        DURING PAST 5 YEARS         COMPLEX(3)    HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder          Trustee and  Until              President and CEO of IFS           40     Director of LaRosa's (a
Touchstone Advisors, Inc  President    retirement at      Financial Services, Inc.                  restaurant chain), Capital
303 Broadway                           age 75 or until    (a holding company).                      Analysts Incorporated (an
Cincinnati, OH                         she resigns or                                               investment advisor and broker-
Year of Birth: 1955                    is removed                                                   dealer), IFS Financial Services,
                                       Trustee since                                                Inc. (a holding company), IFS
                                       1999                                                         Fund Distributors (a broker-
                                                                                                    dealer), Integrity and National
                                                                                                    Integrity Life Insurance
                                                                                                    Co., Touchstone Securities
                                                                                                    (the Trust's distributor),
                                                                                                    Touchstone Advisors (the
                                                                                                    Trust's investment advisor
                                                                                                    and administrator), W&S
                                                                                                    Brokerage Services (a broker-
                                                                                                    dealer) and W&S Financial
                                                                                                    Group Distributors (a
                                                                                                    distribution company).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox            Trustee      Until              President and Chief                 40    Director of Cincinnati Bell (a
105 East Fourth Street                 retirement at      Executive Officer of Cox                  communications company),
Cincinnati, OH                         age 75 or until    Financial Corp.                           Bethesda Inc. (a hospital),
Year of Birth: 1947                    he resigns or is   (a financial services                     Timken Co. (a manufacturing
                                       removed            company).                                 company), Diebold (a
                                       Trustee since                                                technology solutions
                                       1999                                                         company), and Ohio Business
                                                                                                    Alliance for Higher Education.
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner          Trustee      Until              Principal of HJL                    40    None
c/o Touchstone                         retirement at      Enterprises (a privately
Advisors, Inc.                         age 75 or until    held investment company).
303 Broadway                           he resigns or is
Cincinnati, OH                         removed
Year of Birth: 1938                    Trustee since
                                       1989
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management of the Trust (Continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                      OF FUNDS
                                                                                      OVERSEEN
                                       TERM OF                                        IN THE
NAME                      POSITION(S)  OFFICE(2) AND                                  TOUCHSTONE    OTHER
ADDRESS                   HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)     FUND          DIRECTORSHIPS
AGE                       TRUST        TIME SERVED        DURING PAST 5 YEARS         COMPLEX(3)    HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann        Trustee      Until              Executive for Duro Bag             40     None
c/o Touchstone                         retirement at      Manufacturing Co. (a bag
Advisors, Inc.                         age 75 or until    manufacturer) from
303 Broadway                           he resigns or is   2002-2008. President of Shor
Cincinnati, OH                         removed            Foundation for Epilepsy
Year of Birth: 1938                    Trustee since      Research (a charitable
                                       2005               foundation).
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg       Trustee      Until              Retired Partner of KPMG LLP        40     Trustee of Tri-Health
c/o Touchstone                         retirement at      (a certified public                       Physician Enterprise
Advisors, Inc.                         age 75 or until    accounting firm).                         Corporation.
303 Broadway                           he resigns or is   Vice President of St. Xavier
Cincinnati, OH                         removed            High School.
Year of Birth: 1934                    Trustee since
                                       1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti           Trustee      Until              CEO, Chairman and Director         40     None
c/o Touchstone                         retirement at      of Avaton, Inc. (a wireless
Advisors, Inc.                         age 75 or until    entertainment company)
303 Broadway                           he resigns or is   until 2006. President
Cincinnati, OH                         removed            of Cincinnati Biomedical
Year of Birth: 1948                    Trustee since      (a life science and economic
                                       2002               development company) from
                                                          2003-2007. Chairman of
                                                          Integrated Media Technologies
                                                          (a media company).

------------------------------------------------------------------------------------------------------------------------------------
Susan J. Hickenlooper     Trustee      Until              President and Trustee of           40     Trustee of Gateway
c/o Touchstone                         retirement at      Episcopal Retirement Homes                Trust (a charitable
Advisors, Inc.                         age 75 or until    Foundation                                organization), Trustee
303 Broadway                           she resigns or                                               of Cincinnati Parks
Cincinnati, OH                         is removed                                                   Foundation.
Year of Birth: 1946                    Trustee since
                                       2009
------------------------------------------------------------------------------------------------------------------------------------


(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 4 series of the Trust, 11 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 6 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

--------------------------------------------------------------------------------
Management of the Trust (Continued)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER
                                                                                                           OF FUNDS
                                                                                                           OVERSEEN
                                           TERM OF                                                         IN THE
NAME                        POSITION(S)    OFFICE AND                                                      TOUCHSTONE  OTHER
ADDRESS                     HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)                     FUND        DIRECTORSHIPS
AGE                         TRUST          TIME SERVED         DURING PAST 5 YEARS                         COMPLEX(2)  HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President      Until resignation,  See biography above.                               40   See biography
Touchstone Advisors, Inc.                  removal or                                                                  above.
303 Broadway                               disqualification
Cincinnati, OH                             President since
Year of Birth: 1955                        2004; President
                                           from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch             Vice           Until resignation,  Senior Vice President and Chief                    40   None
Touchstone Advisors, Inc.   President      removal or          Compliance Officer of IFS
303 Broadway                and Chief      disqualification    Financial Services, Inc.
Cincinnati, OH              Compliance     Vice President
Year of Birth: 1956         Officer        since 2003
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent             Vice           Until resignation,  Senior Vice President of Touchstone                40   None
Touchstone Advisors, Inc.   President      removal or          Advisors, Inc.
303 Broadway                               disqualification
Cincinnati, OH                             Vice President
Year of Birth: 1963                        since 2004
------------------------------------------------------------------------------------------------------------------------------------
Gregory A. Harris           Vice           Until resignation,  Vice President-Fund Administration of              40   None
Touchstone Advisors, Inc.   President      removal or          Touchstone Investments;
303 Broadway                               disqualification    Managing Director, Fund Project Services,
Cincinnati, OH                             Vice President      Inc. 1998 - 2007
Year of Birth: 1968                        since 2007

------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft        Controller     Until resignation,  Chief Financial Officer of IFS Financial           40   None
Touchstone Advisors, Inc.   and Treasurer  removal or          Services Inc.
303 Broadway                               disqualification
Cincinnati, OH                             Controller since
Year of Birth: 1962                        2000; Treasurer
                                           since 2003
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton               Secretary      Until resignation,  Assistant Vice President and Senior                40   None
JPMorgan                                   removal or          Counsel at JPMorgan Chase
303 Broadway                               disqualification    Bank, N.A.
Cincinnati, OH                             Secretary since
Year of Birth: 1970                        2006; Assistant
                                           Secretary from
                                           2002-2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

(2) The Touchstone Fund Complex consists of 4 series of the Trust, 11 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 6 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

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





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





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

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group

      [LOGO] TOUCHSTONE(R)
             INVESTMENTS

             303 Broadway, Suite 1100
             Cincinnati, OH 45202-4203





--------------------------------------------------------------------------------


[LOGO] eDelivery
Go paperless, sign up today at:
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                                                             TSF-58-TTFT-AR-0906

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Donald C. Siekmann is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $61,080 for the June 30, 2009 fiscal year and approximately $63,400 for the June 30, 2008 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled approximately $6,000 for the June 30, 2009 fiscal year and approximately $6,000 for the June 30, 2008 fiscal year and consisted of limited internal control testing of the registrant's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled approximately $17,200 for the June 30, 2009 fiscal year and $17,200 for the June 30, 2008 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no fees for all other services during the June 30, 2009 or June 30, 2008 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $23,200 for the fiscal year ended June 30, 2009 and $52,200 for the fiscal year ended June 30, 2008.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's June 30, 2004 N-CSR and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)       Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -----------------------------------------------------
By (Signature and Title)

/s/ Jill T. McGruder
------------------------
Jill T. McGruder
President

Date: August 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
------------------------
Jill T. McGruder
President

Date:  August 18, 2009

/s/ Terrie A. Wiedenheft
------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 18, 2009